Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Goodwill	£ 13,400
Intangible assets other than goodwill	10,100
Unused tax losses for which no deferred tax asset recognised	38,400	£ 2,700	£ 23,300
Product and Marketing Rights [Member]
Statement Line Items [Line Items]
Carrying value of acquired product and marketing rights	4,100
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Product and Marketing Rights [Member] | Oravig [Member]
Statement Line Items [Line Items]
Impairment charge on non financial assets	£ 1,500	£ 11,400